Basis of preparation of the financial statements (Policies)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements
Basis of accounting

2.1 Basis of accounting

The consolidated financial statements were prepared and presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of presentation

2.2 Basis of presentation

The Company’s consolidated financial statements (“financial statements”) were prepared under the historical cost basis, unless stated otherwise in the accounting policies. These consolidated financial statements have been prepared on a going concern basis.

The significant accounting policies applied in the preparation of these consolidated financial statements were included in the respective notes and are consistent in the fiscal years presented.

The issue of these consolidated financial statements was authorized by the Executive Board on April 24, 2023.

Basis of consolidation

2.3 Basis of consolidation

The consolidated financial statements include the financial statements of Braskem S.A. and the following entities:

		Total and voting interest (%)
			2022, 2021 and 2020
		Headquarter	2022	2021	2020
BM Insurance Company Limited ("BM Insurance")		Bermuda	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100	100	100
Braskem Energy Ltda.	(i)	Brazil		100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100	100	100
Braskem Green S.A.		Brazil	100	100
Braskem Incorporated Limited ("Braskem Inc.")		Cayman Islands	100	100	100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	100	100	100
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100	100	100
Braskem Ventures Ltda. ("Braskem Ventures")	(ii)	Brazil	100
Lantana Trading Co. Inc. (“Lantana”)	(iii)	Bahamas		100	100
Voqen Energia Ltda. ("Voqen")	(i)	Brazil	100	-
Braskem America Finance Company ("Braskem America Finance")		USA	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	100	100	100
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100	100	100
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	75	75	75
Braskem India Private Limited ("Braskem India")		India	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100	100	100
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)		Netherlands	100	100
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100	100	100
Builder Brasil Ltda. ("Builder Brasil")	(ii)	Brazil	100
Builder USA LLC. ("Builder USA")	(ii)	USA	100
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
B&TC B.V. ("B&TC")	(iv)	Netherlands	60
ER Plastics B.V. ("ER Plastics")	(iv)	Netherlands	60
Terminal Química Puerto México ("Terminal Química")		Mexico	75	75
Special Purpose Entities
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100	100	100
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100	100	100

(i)	Voqen was incorporated in 2022 and began its operations in September 2022. Its main activities include power and natural gas trading and services rendered, as well as representation in the Free Energy Contracting Environment. In July 2022, Braskem Energy Ltda., which was 100% held by Braskem, was merged into Voqen at book value.
(ii)	Braskem Ventures, Builder Brasil and Builder USA: entities incorporated between May 2022 and June 2022 and are part of the Oxygea group, whose purpose is to foster the creation and development of new business initiatives.
(iii)	Lantana was a non-operational entity that had the operations closed in November 2022.
(iv)	B&TC and ER Plastics: In August 2022, Braskem Holanda acquired 60% interest in B&TC, which holds 100% of the shares of ER Plastics, which undertakes mechanical recycling of mixed plastic waste into compression molded products (boards for use in construction and pallets).

(a) Subsidiaries

The Company controls an entity when it is exposed to, or entitled to, the variable returns originating from its involvement with the entity and has the capacity to affect such returns by exercising its power over the entity.

The financial statements of subsidiaries are included in these consolidated financial statements as from the date the Company obtains control until the date of the loss of control.

(b) Equity method Investees

The Company’s investments in entities with accounting treatment using the equity method consist of their interests in associates and joint ventures.

Associates are those in which the Company, directly or indirectly, has significant influence, but not control or shared control, over the financial and operating policies. To be classified as a joint venture, a contractual agreement must exist that gives the Company shared control of the entity and granting to the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.

Such investments are initially recognized at cost, which includes the expenses with the transaction costs. After initial recognition, the consolidated financial statements include the Company’s interest in the net profit or loss for the fiscal year profit or loss and other comprehensive income of equity-accounted investees, in the investee until the date on which the significant influence or joint control ceases to exist.

(c) Conversion of functional currency to presentation currency

The assets and liabilities of foreign operations are translated into Reais at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Reais at the exchange rates at the dates of the transactions. Foreign currency differences (Note 2.4) from translation to presentation currency are recognized in other comprehensive income.

Since Argentina’s economy is considered hyperinflationary, to translate the financial information of the subsidiary Braskem Argentina, the assets, liabilities, equity, income and expenses are translated into Reais at the exchange rate at the reporting date.

(d) Transactions eliminated in consolidation

Intragroup balances and transactions and any unrealized revenues or expenses arising from intragroup transactions are eliminated. Unrealized gains originating from transactions with investees recorded using the equity method are eliminated against the investment proportionately to the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment loss.

Functional and foreign currency

2.4 Functional and foreign currency

These consolidated financial statements are presented in Brazilian Real, which is the functional currency of the Company. All amounts have been rounded to the nearest thousand, unless otherwise stated.

The subsidiaries with a functional currency different from Brazilian Real (R$) are listed below:

Subsidiaries	Functional currency

Braskem Alemanha, B&TC and ER Plastics	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Proyectos, Braskem Holanda Green, Terminal Química and Builder USA.	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem Índia	Rupee

New standards or amendments for the current fiscal year and future requirements

2.5 New standards or amendments for the current fiscal year and future requirements

(a) New standards and pronouncements adopted in the current fiscal year

In the current fiscal year, the Company identified a series of amendments under the IFRS accounting standards that became effective for accounting periods starting on or after January 1, 2022:

- Onerous contracts: costs of fulfilling a contract (amendments to IAS 37).

- Annual improvements of IFRS Standards 2018-2020.

- Property, Plant and Equipment: revenue before intended use (amendments to IAS 16).

- Reference to the Conceptual Framework (amendments to IFRS 3).

The adoption of these amendments did not have any material impact on the disclosures or amounts presented in these consolidated financial statements.

(b) Future requirements

The new and amended standards and interpretations already issued but not yet effective as of the reporting date are described below:

- Classification of liabilities as current or non-current (amendments to IAS 1).

- Definition of accounting estimates (amendments to IAS 8).

- Definition of materiality for disclosure of accounting policies (amendments to IAS1 and IFRS Practice Statement 2).

- Deferred taxes related to assets and liabilities arising from a single transaction (amendments to IAS 12).

- Insurance contracts (IFRS17).

The Company plans to adopt these new and amended standards and interpretations, if applicable, when they become effective. Management does not expect the adoption of the standards listed above to have a significant impact on the Company’s consolidated financial statements in future periods.

Impacts from Russia-Ukraine conflict

2.6 Impacts from Russia-Ukraine conflict

The Company formed a committee to monitor the consequences of sanctions applied to Russia and the developments in the conflict as well as to take any measures to minimize potential impacts on the Company, its team members and the communities where it operates.

The conflict has caused an increase in the international price of commodities related to the Company's business, such as oil and natural gas, affecting the cost of the Company's inputs used in the production process. The European geopolitical scenario also affected the demand for petrochemical products, global supply chain and pressured inflation in several countries. For this reporting period, it has not caused significant adverse impacts on the Company's equity and financial position, although it is not possible to accurately predict significant adverse effects in the future.

Further sanctions, embargoes, regional instability, geopolitical changes, dysfunctions in the logistics chain, adverse effects on macroeconomic conditions, currency exchange rates and interest rates could affect the prices of products and costs of inputs in the international market, interrupt the supply chain, reduce sales and/or affect operations of the Company. As of the reporting date, the Company has not identified any relevant impacts on its business arising from the sanctions applied to date and adverse scenario caused by the geopolitical conflict.